Organization and Principal Activities - VIE Arrangements (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,833,031	$ 251,124	¥ 2,020,191
Accounts receivable, net	473,619	64,886	401,064
Prepayments and other current assets, net	1,365,761	187,108	973,127
Total current assets	3,779,680	517,814	3,466,910
Property and equipment, net	51,564	7,064	53,884
Operating lease right-of-use assets	26,323	3,606	30,451
Intangible assets, net	190,665	26,121	218,559
Long-term investments	817,330	111,974	937,460
Other non-current assets	86,059	11,790	160,428
Deferred tax assets	128,581	17,616	188,503
Total non-current assets	1,724,621	236,272	2,166,274
Total assets	5,504,301	754,086	5,633,184
Accounts payable	219,566	30,080	170,185
Accrued expenses and other current liabilities	2,756,805	377,681	2,437,210
Income tax payable	35,804	4,905	31,603
Total current liabilities	3,081,781	422,202	2,728,145
Deferred tax liabilities	43,046	5,897	54,540
Other non-current liabilities	172,348	23,612	189,943
Total non-current liabilities	215,394	29,509	244,483
Total liabilities	3,297,175	451,711	2,972,628
Related Party [Member]
Variable Interest Entity [Line Items]
Due from related parties, net	106,934	14,650	71,505
Due to related parties	69,606	9,536	84,147
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	272,026	37,267	176,711
Accounts receivable, net	86,526	11,854	28,918
Prepayments and other current assets, net	59,407	8,139	29,929
Total current assets	1,445,075	197,974	1,130,141
Property and equipment, net	6,669	914	12,590
Operating lease right-of-use assets	1,460	200	2,164
Intangible assets, net	940	129	1,550
Long-term investments	336,535	46,105	207,614
Other non-current assets	45,687	6,259	44,723
Deferred tax assets	5,001	685	5,218
Total non-current assets	396,292	54,292	273,859
Total assets	1,841,367	252,266	1,404,000
Accounts payable	74,634	10,225	33,603
Accrued expenses and other current liabilities	286,071	39,192	205,266
Income tax payable	1,168	160	1,032
Total current liabilities	1,778,169	243,609	1,394,953
Other non-current liabilities	1,588	218	2,837
Total non-current liabilities	1,588	218	2,837
Total liabilities	1,779,757	243,827	1,397,790
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] | Related Party [Member]
Variable Interest Entity [Line Items]
Due from related parties, net	1,027,116	140,714	894,583
Due to related parties	¥ 1,416,296	$ 194,032	¥ 1,155,052